Consolidated Statements of Operations Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 24,279	$ 43,330	$ 52,218
Royalty revenue	20,046	35,234	28,970
Revenue from sale of energy	4,171	6,931	21,555
Fees	$ 62	$ 1,165	$ 1,693